Common Stock	12 Months Ended
Dec. 31, 2010
Common Stock
Common Stock
21.	Common Stock

Capital stock

The Company has 1,000 million authorized shares of common stock with (Won)5,000 par value, of which 386,351,693 shares were issued as of December 31, 2009 and 2010, and 343,028,989 shares (net of 43,322,704 treasury shares) were outstanding as of December 31, 2009 and 2010, respectively.

Treasury stock

Treasury stock transactions are recorded at cost. The changes in the treasury stock of the Company for the years ended December 31, 2008, 2009 and 2010 were as follows:

Description	Shares increase	Shares decrease	Net changes

Shares at January 1, 2008			26,082

2008	73,636,201	26,232,012	47,404,189
2009	43,412	4,150,979	(4,107,567)
2010	—	—	—

Shares at December 31, 2010			43,322,704

In 2008, the Company purchased 28,600 shares and sold 32,082 shares through a private equity fund. Also, the Company purchased 73,607,601 shares and sold 26,199,930 shares upon the stock transfer in connection with the establishment of the financial holding company as more fully described in Note 3.

In 2009, the Company purchased 43,412 shares and sold 66,012 shares through a private equity fund. Also, the Company sold 4,084,967 shares upon the stock transfer in connection with the establishment of the financial holding company as more fully described in Note 3.